Cover	Apr. 12, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 12, 2022
Entity File Number	000-54530
Entity Registrant Name	GBT TECHNOLOGIES INC.
Entity Central Index Key	0001471781
Entity Tax Identification Number	27-0603137
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	2500 Broadway
Entity Address, Address Line Two	Suite F-125
Entity Address, City or Town	Santa Monica
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90404
City Area Code	888
Local Phone Number	685-7336
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Not applicable.
Entity Emerging Growth Company	false